As filed with the Securities and Exchange	Registration No. 333-30180
Commission on August 18, 2009	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 37	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]
(Check appropriate box or boxes)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3404

(Name and Address of Agent for Service of Process)
Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ X ]		immediately upon filing pursuant to paragraph (b) of Rule 485
[	]	on [] pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[	]	this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contract

PARTS A and B

EXPLANATORY NOTE: Each of the Prospectus and Statement of Additional Information, dated May 1, 2009, as supplemented, is incorporated into Parts A and B, respectively, of this amendment by reference to Post-Effective Amendment No. 36 to this Registration Statement, as filed on April 30, 2009 (Accession No. 0000836687-09-000113). This amendment is a supplement to the prospectus and also updates the information in Part C of this registration statement, as previously amended, including exhibits and undertaking.

SUPPLEMENT Dated August 18, 2009 To The Prospectuses Dated May 1, 2009 For

ING GoldenSelect Access	ING Architect Variable Annuity
ING GoldenSelect ESII	ING GoldenSelect Landmark
ING GoldenSelect Premium Plus

Issued By ING USA Annuity and Life Insurance Company Through Its Separate Account B

The purpose of this supplement is:
· To notify you of forthcoming reorganizations and liquidations involving certain investment portfolios currently available under your variable annuity contract; and
· To make available additional investment portfolios to facilitate the reorganizations.

PLEASE NOTE: These new investment portfolios will not be available under your variable annuity contract until a date near in time to the effective date of the reorganizations.

If you have any questions, or to give us alternative allocation instructions, please call our Customer Service Center at 1-800-366-0066.

PLEASE READ THIS SUPPLEMENT CAREFULLY AND KEEP IT WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

NOTICE OF REORGANIZATIONS

Effective after the close of business on October 23, 2009, the following investment portfolios indicated as Disappearing Portfolios will reorganize into and become part of the investment portfolios indicated as Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING LifeStyle Aggressive Growth Portfolio (Class S)	ING Retirement Growth Portfolio (ADV Class)
ING LifeStyle Growth Portfolio (Class S)	ING Retirement Growth Portfolio (ADV Class)
ING LifeStyle Conservative Portfolio (Class S)	ING Retirement Conservative Portfolio (ADV Class)
ING LifeStyle Moderate Growth Portfolio (Class S)	ING Retirement Moderate Growth Portfolio (ADV Class)
ING LifeStyle Moderate Portfolio (Class S)	ING Retirement Moderate Portfolio (ADV Class)

Each of the Surviving Portfolios is an Accepted Fund. This designation is important for you to know if you purchased a living benefit rider, along with your contract, which has an asset allocation requirement and is subject to periodic rebalancing, namely, Fixed Allocation Funds Automatic Rebalancing.

The latest form of the ING LifePay Plus and ING Joint LifePay Plus riders, first available for sale on and after May 1, 2009 in states where approved, offer the option to elect systematic payments, which we refer to as the Income Optimizer. Your election of the Income Optimizer is subject to restrictions and limitations, as detailed in the prospectus. In the event that you elect the Income Optimizer, the ING Retirement Growth Portfolio is not available as an Accepted Fund, but instead will be designated as an Other Fund.

On ING GoldenSelect Premium Plus, the latest form of the ING LifePay Plus and ING Joint LifePay Plus riders is not available.

Sep Acct B – 154361	1 of 5	08/2009

Each of these Surviving Portfolios is designated as a Covered Fund for purposes of the death benefit. Contract value allocated to a Covered Fund is eligible for inclusion in calculating the guaranteed portion of any enhanced death benefit associated with your contract. Please refer to the prospectus for more information.

Important Information Regarding Reorganizations:

These reorganizations will be administered pursuant to an agreement, which has been approved by the board of trustees of the Disappearing Portfolios. The reorganization agreement will also be subject to shareholder approval. If shareholder approval is obtained, it is expected that the reorganizations will take place after the close of business on October 23, 2009, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolio will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio. As a consequence of these reorganizations, pursuant to Fixed Allocation Funds Automatic Rebalancing, your contract value may be automatically rebalanced in order to conform to the required specified percentage of contract value in the Fixed Allocation Funds. Please refer to the prospectus for the details of Fixed Allocation Funds Automatic Rebalancing.

References in the prospectus to the Disappearing Portfolios are hereby deleted, effective on and after October 26, 2009.

NOTICE OF LIQUIDATIONS

Effective after the close of business on October 23, 2009, the following investment portfolios indicated as Liquidating Portfolios will liquidate and the proceeds will be placed in the investment portfolios indicated as Surviving Portfolios:

Liquidating Portfolios	Surviving Portfolios
ING Multi-Manager International Small Cap Equity	ING Intermediate Bond Portfolio (Class S)
Portfolio (Class S)
ING Global Equity Option Portfolio (Class S)	ING Intermediate Bond Portfolio (Class S)

The Surviving Portfolio is a Fixed Allocation Fund. This designation is important for you to know if you purchased a living benefit rider, along with your contract, which has an asset allocation requirement and is subject to periodic rebalancing, namely, Fixed Allocation Funds Automatic Rebalancing. Please refer to the prospectus for the details of Fixed Allocation Funds Automatic Rebalancing.

The Surviving Portfolio is designated as a Covered Fund for purposes of the death benefit. Contract value allocated to a Covered Fund is eligible for inclusion in calculating the guaranteed portion of any enhanced death benefit associated with your contract. Please refer to the prospectus for more information.

Sep Acct B – 154361	2 of 5	08/2009

Important Information Regarding Liquidations:

Each liquidation will be administered pursuant to a plan of liquidation and dissolution, which has been approved by the boards of trustees of the Liquidating Portfolios. The plans are subject to shareholder approval. If shareholder approval is obtained, each liquidation and dissolution is expected to take place after the close of business on October 23, 2009. These liquidations and dissolutions are being proposed because the Liquidating Portfolios have been less than popular with the public than originally anticipated, and it is not anticipated that the Liquidating Portfolios will gather substantial assets in the future. Maintaining the Liquidating Portfolios at their respective current asset levels has been determined not to be beneficial in the long-term to shareholders.

Before the liquidation date, you may reallocate contract value in a Liquidating Portfolio to another investment portfolio currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Liquidating Portfolios on the liquidation date will be placed in the Surviving Portfolio. Thereafter, the Liquidating Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Liquidating Portfolio will be automatically allocated to the Surviving Portfolio. As a consequence of these liquidations, pursuant to Fixed Allocation Funds Automatic Rebalancing, your contract value may be automatically rebalanced in order to conform to the required specified percentage of contract value in the Fixed Allocation Funds. Please refer to the prospectus for the details of Fixed Allocation Funds Automatic Rebalancing. It is important to request a reallocation before the liquidation date if you do not want your contract value in a Liquidating Portfolio to be placed in the Surviving Portfolio.

References in the prospectus to the Liquidating Portfolios are hereby deleted, effective on and after October 26, 2009.

ADDITIONAL INVESTMENT PORTFOLIOS

The additional investment portfolios of each of the ING Investors Trust and ING Variable Portfolios, Inc. indicated below are hereby available under your contract, effective on and after October 26, 2009.

ING Investors Trust

Effective on and after October 26, 2009, the following investment portfolios will be available under your Contract –with more information about them hereby added to “Appendix B – The Investment Portfolios” (and their names hereby added to the list of available investment portfolios toward the front of the prospectus).

Sep Acct B – 154361	3 of 5	08/2009

Fund Name	Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
ING Retirement Growth Portfolio	Investment Adviser: Directed	Seeks a high level of total return
(ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk that
	ING Investment Management Co.	can be expected to be greater than that of
ING Retirement Moderate Growth Portfolio.

ING Retirement Conservative Portfolio	Investment Adviser: Directed	Seeks a high level of total return
(ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a conservative
	ING Investment Management Co.	level of risk relative to the other ING Retirement Portfolios.

ING Retirement Moderate Growth	Investment Adviser: Directed	Seeks a high level of total return
Portfolio (ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk that
	ING Investment Management Co.	can be expected to be greater than that of
ING Retirement Moderate Portfolio but
less than that of ING Retirement Growth Portfolio.

ING Retirement Moderate Portfolio	Investment Adviser: Directed	Seeks a high level of total return
(ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk that
	ING Investment Management Co.	can be expected to be greater than that of
ING Retirement Conservative Portfolio
but less than that of ING Retirement
Moderate Growth Portfolio.

Each of the above investment portfolios is an Accepted Fund. This designation is important for you to know if you purchased a living benefit rider, along with your contract, which has an asset allocation requirement and is subject to periodic rebalancing, namely, Fixed Allocation Funds Automatic Rebalancing. These investment portfolios are hereby added to the list of currently available Accepted Funds, wherever appropriate. Please refer to the prospectus for the details of Fixed Allocation Funds Automatic Rebalancing.

The latest form of the ING LifePay Plus and ING Joint LifePay Plus riders, first available for sale on and after May 1, 2009 in states where approved, offer the option to elect systematic payments, which we refer to as the Income Optimizer. Your election of the Income Optimizer is subject to restrictions and limitations, as detailed in the prospectus. In the event that you elect the Income Optimizer, the ING Retirement Growth Portfolio is not available as an Accepted Fund, but will instead be designated as an Other Fund.

On ING GoldenSelect Premium Plus, the latest form of the ING LifePay Plus and ING Joint LifePay Plus riders is not available.

Each of the above investment portfolios is designated as a Covered Fund for purposes of the death benefit. Contract value allocated to a Covered Fund is eligible for inclusion in calculating the guaranteed portion of any enhanced death benefit associated with your contract. Please refer to the prospectus for more information.

Sep Acct B – 154361	4 of 5	08/2009

ING Variable Portfolios, Inc.

Effective on and after October 26, 2009, the following investment portfolios will be available under your Contract –with more information about them hereby added to “Appendix B – The Investment Portfolios” (and their names hereby added to the list of available investment portfolios toward the front of the prospectus).

Fund Name	Investment Adviser/Subadviser	Investment Objective

ING Variable Portfolios, Inc.
ING Dow Jones Euro STOXX 50®	Investment Adviser: ING	Seeks investment results (before fees and
Index Portfolio (ADV Class)	Investments, LLC	expenses) that correspond to the total
	Investment Subadviser: ING	return of the Dow Jones Euro STOXX
	Investment Management Co.	(“DJES”) 50® Index (“Index”).

ING FTSE 100 Index® Portfolio (ADV Class)	Investment Adviser: ING	Seeks investment results (before fees and
	Investments, LLC	expenses) that correspond to the total
	Investment Subadviser: ING	return of the FTSE 100 Index® (“Index”).
Investment Management Co.

ING Japan Equity Index Portfolio	Investment Adviser: ING	Seeks investment results (before fees and
(ADV Class)	Investments, LLC	expenses) that correspond to the total
	Investment Subadviser: ING	return of the Tokyo Price (“TOPIX”)
	Investment Management Co.	Index® (“Index”).

ING NASDAQ 100 Index® Portfolio	Investment Adviser: ING	Seeks investment results (before fees and
(ADV Class)	Investments, LLC	expenses) that correspond to the total
	Investment Subadviser: ING	return of the NASDAQ-100 Index®
	Investment Management Co.	(“Index”).

Each of these investment portfolios is an Other Fund. This designation is important for you to know if you purchased a living benefit rider, along with your contract, which has an asset allocation requirement and is subject to periodic rebalancing, namely, Fixed Allocation Funds Automatic Rebalancing. Each of these investment portfolios is also a Covered Fund for purposes of the death benefit. Contract value allocated to a Covered Fund is eligible for inclusion in calculating the guaranteed portion of any enhanced death benefit associated with your contract. Please refer to the prospectus for more information.

Sep Acct B – 154361	5 of 5	08/2009

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)		Incorporated in Part A:
Condensed Financial Information
	(2)	Incorporated in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Operations for the years ended December 31, 2008, 2007, and 2006
		-	Balance Sheets as of December 31, 2008 and 2007
		-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2008, 2007, and 2006
		-	Statements of Cash Flows for the years ended December 31, 2008, 2007, and 2006
		-	Notes to Financial Statements
Financial Statements of Separate Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2008
		-	Statements of Operations for the year ended December 31, 2008
		-	Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007
		-	Notes to Financial Statements
Condensed Financial Information (Accumulation Unit Values)

Exhibits:
(b)
(1)		Resolution of the board of directors of Depositor authorizing the establishment of the
Registrant, incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(2)		Not Applicable.

(3)	a.	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on
form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	b.	Form of Dealers Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Organizational Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	d.	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	e.	Expense Reimbursement Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	f.	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	g.	Amendment to the Distribution Agreement between ING USA and Directed Services
Inc., incorporated herein by reference to Post-Effective Amendment No. 26 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 13,
2004 (File Nos. 333-28755, 811-05626).

	h.	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	a.	Deferred Combination Variable and Fixed Annuity Group Master Contract, (GA-MA-
1082) incorporated herein by reference to Post-Effective Amendment No. 2 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on February 26,
2001 (File Nos. 333-30180, 811-05626).

	b.	Flexible Premium Individual Deferred Combination Variable and Fixed Annuity
Contract, (GA-IA-1082) incorporated herein by reference to Post-Effective Amendment
No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 26, 2001 (File Nos. 333-30180, 811-05626).

	c.	Flexible Premium Deferred Combination Variable and Fixed Annuity Certificate, (GA-
CA-1082) incorporated herein by reference to Post-Effective Amendment No. 2 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on February 26,
2001 (File Nos. 333-30180, 811-05626).

	d.	Flexible Premium Deferred Variable Annuity Contract, (GA-IA-1083) incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 26, 2001 (File Nos. 333-30180,
811-05626).

e.	Individual Retirement Annuity Rider (GA-RA-1009) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

f.	ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

g.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (01/05), incorporated herein by reference to Post-Effective Amendment No. 31 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 20, 2005 (File Nos. 333-
28755, 811-05626).

h.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

i.	Minimum Guaranteed Withdrawal Benefit Rider (GA-RA-1048) (01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-
28679, 811-05626).

j.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING
PrincipalGuard) (GA-RA-1046), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on or about February 13, 2004 (File Nos. 333-28755, 811-05626).

k.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay) (IU-
RA-3023), incorporated herein by reference to Post-Effective Amendment No. 32 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on August 5,
2005 (File Nos. 333-28755, 811-05626).

l.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint LifePay)
(IU-RA-3029), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-
05626).

m.	Excluded Funds Endorsement (Inforce Riders), incorporated herein by reference to Post-
Effective Amendment No.12 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 23, 2001 (File Nos. 333-28769, 811-05626).

n.	Guaranteed Death Benefit Transfer Endorsement No. 1 (7% Solution Enhanced) (GA-
RA-1044-1) (01/02), incorporated herein by reference to Post-Effective Amendment No.
25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

o.	Guaranteed Death Benefit Transfer Endorsement No. 2 (Ratchet Enhanced) (GA-RA-
1044-2) (10/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

p.	Guaranteed Death Benefit Transfer Endorsement No. 3 (Standard) (GA-RA-1044-3)
(01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on February 13,
2004 (File Nos. 333-28679, 811-05626).

q.	Guaranteed Death Benefit Transfer Endorsement No. 4 (Max 7 Enhanced) (GA-RA-
1044-4) (10/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

r.	Guaranteed Death Benefit Transfer Endorsement No. 5 (Base Death Benefit),
incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on February 13, 2004
(File Nos. 333-28679, 811-05626).

s.	Guaranteed Death Benefit Transfer Endorsement No. 6 (Inforce Contracts) (GA-RA-
1044-6) (01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

t.	Earnings Enhancement Death Benefit Rider (GA-RA-1086), incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 24, 2001 (File Nos. 333-28679, 811-
5626).

u.	Simple Retirement Account Rider (GA-RA-1026) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

v.	403(b) Rider (GA-RA-1040), incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

w.	Section 72 Rider (GA-RA-1001) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

x.	Section 72 Rider (GA-RA-1002) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

y.	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

z.	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

aa.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay
Plus)(IU-RA-3061), incorporated herein by reference to Post-Effective Amendment No.
40 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
July 25, 2007 (File Nos. 333-28679, 811-05626).

bb.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint
LifePay Plus) (IU-RA-3062), incorporated herein by reference to Post-Effective
Amendment No. 40 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

cc.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING
LifePay Plus) (IU-RA-3077), incorporated herein by reference to Post-Effective
Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

dd.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING
Joint LifePay Plus) (IU-RA-3078), incorporated herein by reference to Post-Effective
Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

ee.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING
LifePay Plus) (IU-RA-4010) (05-01-2009), incorporated herein by reference to Post
Effective Amendment No. 50 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April [ ], 2009 (File Nos. 333-28679, 811-05626).

	ff.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING
Joint LifePay Plus) (IU-RA-4011) (05-01-2009), incorporated herein by reference to Post
Effective Amendment No. 50 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April [ ], 2009 (File Nos. 333-28679, 811-05626).

(5)	a.	Deferred Variable Annuity Application, incorporated herein by reference to Post-
Effective Amendment No. 34 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on or about October 26, 2005 (File Nos. 333-28755, 811-05626).

	b.	Group Deferred Combination Variable and Fixed Annuity Enrollment Form,
incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate Account
B filed with the Securities and Exchange Commission on February 26, 2001 (File Nos.
333-30180, 811-05626).

	c.	Deferred Variable Annuity Application (137098) (08-21-2006), incorporated by reference to Post-Effective Amendment No.27 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on August 21, 2006 (File Nos. 333-30180, 811-
05626).

	d.	Deferred Variable Annuity Application (137098) (04-28-2008), incorporated herein by reference to Post-Effective Amendment No. 43 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-
05626).

	e.	Deferred Variable Annuity Application (137098) (10-6-2008), incorporated herein by reference to Post-Effective Amendment No. 41 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on September 10, 2008 (File Nos. 333-28769, 811-
05626).

	f.	Deferred Variable Annuity Application (137098) (1/12/2009), incorporated herein by reference to Post-Effective Amendment No. 42 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 29, 2008 (File Nos. 333-28769, 811-
05626).

	g.	Deferred Variable Annuity Application (151279) (05-01-2009), incorporated herein by reference to Post Effective Amendment No. 50 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April [ ], 2009 (File Nos. 333-28679, 811-
05626).

(6)	a.	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA
Annuity and Life Insurance Company filed with the Securities and Exchange
Commission on April 9, 2007 (File No. 333-133076).

	b.	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File No. 333-133076).

	c.	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File No.
333-133076).

	d.	Resolution of the board of directors for Power of Attorney, dated 04/23/99, incorporated herein by reference to Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 11, 2000 (File Nos. 333-30180, 811-5626).

	e.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into
GALIC and renamed ING USA Annuity and Life Insurance Company, dated 06/25/03, incorporated herein by reference to Post-Effective Amendment No. 15 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on February 13, 2004
(File Nos. 333-30180, 811-05626).

(7)		Not Applicable.

(8)	a.	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment
No. 28 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 1, 1998 (File Nos. 033-23351, 811-05626).

	b.	Asset Management Agreement between Golden American Life Insurance Company and
ING Investment Management LLC, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Participation Agreement by and between AIM Variable Insurance Funds, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

	d.	Amendment to Participation Agreement by and between AIM Variable Insurance Funds,
Inc., Golden American Life Insurance Company and Directed Services, Inc.,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

e.	Participation Agreement between Golden American Life Insurance Company, American
Funds Insurance Series and Capital Research and Management Company, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-6 for ReliaStar Life Insurance Company Select * Life Variable Account filed with the Securities and Exchange Commission on July 17, 2003 (File Number 333-
105319).

f.	Amendment No. 1 to the Business Agreement dated April 30, 2003, as amended on
January 1, 2008 by and among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company, ING Life Insurance and Annuity Company,
ING America Equities, Inc., ING Financial Advisers, LLC, Directed Services LLC,
American Funds Distributors and Capital Research and Management Company,
incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6
Registration Statement of Security Life of Denver Insurance Company and its Security
Life Separate Account L1, File No. 333-153337, as filed on November 14, 2008.

g.	Fourth Amended and Restated Fund Participation Agreement entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, Directed Services,
LLC, ING Funds Distributor, LLC, American Funds Insurance Series and Capital
Research and Management Company, incorporated herein by reference to Post-Effective
Amendment No. 14 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on December 29, 2008 (File Nos. 333-115515, 811-07935).

h.	Participation Agreement entered into as of the 15th day of September, 2008, as amended among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Investors Trust, Directed Services, LLC, ING Funds
Distributor, LLC, American Funds Insurance Series and Capital Research and
Management Company, incorporated herein by reference to Post-Effective Amendment
No. 14 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company
of New York Separate Account NY-B filed with the Securities and Exchange
Commission on December 29, 2008 (File Nos. 333-115515, 811-07935).

i.	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

j.	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on June 15, 2007.

k.	Participation Agreement by and between ING Variable Insurance Trust, Golden
American Life Insurance Company and ING Mutual Funds Management Co. LLC and
ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

l.	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

m.	Amendment to Participation Agreement by and between ING Variable Products Trust,
Golden American Life Insurance Company, ING Investments, LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

n.	Participation Agreement by and between ING Variable Portfolios, Inc., Golden American
Life Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

o.	Participation Agreement by and between Portfolio Partners, Inc., Golden American Life
Insurance Company and Directed Services, Inc. incorporated herein by reference to Post-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

p.	Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

q.	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity Company
and ING Financial Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

r.	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds, incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

s.	Amendment to Participation Agreement by and between Fidelity Distributors
Corporation and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-
05626).

t.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

u.	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING USA
Annuity and Life Insurance Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance
Products Fund V and Fidelity Distributors Corporation, incorporated by reference to
Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No.
333-117260), as filed on October 23, 2007.

v.	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc., incorporated herein by reference to Post Effective Amendment
No. 17 of a Registration Statement on Form N-4 for ReliaStar Life Insurance Company
Separate Account NY-B filed with the Securities and Exchange Commission on February
1, 2007 (File Nos. 333-85618, 811-07935).

w.	Participation Agreement between Golden American Life Insurance Company, INVESCO
Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO
Distributors, Inc. incorporated herein by reference to Post-Effective amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 29, 2002 (File Nos. 333-63692, 811-05626).

x.	Participation Agreement by and between Liberty Variable Investment Trust, Columbia
Management Advisors, Inc. and ING USA Annuity and Life Insurance Company,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

y.	Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-
05626).

z.	Amendment to Participation Agreement by and between PIMCO Variable Insurance
Trust, Golden American Life Insurance Company and PIMCO Funds Distributors LLC,
incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

aa.	Participation Agreement by and between Pioneer Variable Contracts Trust, Golden
American Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
Funds Distributor, Inc., incorporated herein by reference to Post-Effective Amendment
No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 26, 2002 (File Nos. 033-23351, 811-05626).

bb.	Participation Agreement by and between ProFunds, Golden American Life Insurance
Company and ProFunds Advisors LLC, incorporated herein by reference to Post-
Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

cc.	Amendment to Participation Agreement by and between ProFunds, Golden American
Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

dd.	Participation Agreement by and between Prudential Series Fund, Inc., Golden American
Life Insurance Company Prudential Insurance Company of America and Prudential
Investment Management Services LLC, incorporated herein by reference to Pre-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on June 23, 2000 (File Nos. 333-33914, 811-05626).

ee.	Amendment to Participation Agreement by and between Prudential Series Fund, Inc.,
Golden American Life Insurance Company, Prudential Insurance Company of America
and Prudential Investment Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 15, 2000 (File Nos. 333-28679, 811-05626).

ff.	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, and Directed Services, LLC, incorporated herein by reference to Pre-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on July 6, 2007 (File Nos. 333-139695, 811-07935).

gg.	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the
BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 43 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 7, 2008
(File Nos. 333-28755, 811-05626).

hh.	Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series
Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement
of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on
April 7, 2009; file No. 33-57244.

ii.	Amendment to Participation Agreement dated April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration
Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account,
filed on April 7, 2009; file No. 33-57244.

jj.	Amendment No. 1 to the Participation Agreement dated April 25, 2008, by and between
BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA
Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New
York, incorporated herein by reference to Post-Effective Amendment No. 27 to the Form
N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on August 18, 2009; file No. 33-57244.

kk.	Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York, incorporated herein by reference to Post-Effective
Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance
Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-
57244.

ll.	Amendment to Administrative Services Agreement dated April 25, 2008, by and among
BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and
ReliaStar Life Insurance Company of New York, incorporated herein by reference to
Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar
Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009;
file No. 33-57244.

mm.	First Amendment to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of
New York, incorporated herein by reference to Post-Effective Amendment No. 27 to the
Form N-6 Registration Statement of ReliaStar Life Insurance Company and its
Select*Life Separate Account, filed on August 18, 2009; file No. 33-57244.

	nn.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

	oo.	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Thomas J. McInerney*	One Orange Way	President, Director and Chairman
Windsor, CT 06095-4774
Donald W. Britton*	5780 Powers Ferry Road	Director
Atlanta, GA 30327-4390
Bridget M. Healy*	230 Park Avenue, 13th Floor	Director
New York, NY 10169
Catherine H. Smith*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774
David A. Wheat*	5780 Powers Ferry Road	Chief Financial Officer, Director
	Atlanta, GA 30327-4390	and Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401
Sue Collins	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Francis de Regnaucourt	1475 Dunwoody Drive	Vice President and Appointed
	West Chester, PA 19380	Actuary

Name	Principal Business Address	Position(s) with Depositor
Linda E. Senker	1475 Dunwoody Drive	Vice President and Chief
	West Chester, PA 19380	Compliance Officer
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney, Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 39 to Registration Statement on Form N-4 for ING Life Insurance and Annuity Company Variable Annuity Account B (Form No. 033-75996), as filed with the Securities and Exchange Commission on July 16, 2009.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of June 30, 2009 there are 71,707 qualified contract owners and 40,621 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, ING America Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by: ING USA Annuity and Life Insurance Company through its Separate Accounts A, B and EQ, and Alger Separate Account A; and ReliaStar Life Insurance Company of New York through its Separate Account NY-B.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter

Ann H. Hughes	1475 Dunwoody Drive, Floor 2B	President and Director
West Chester, PA 19380-1478

Shaun P. Mathews	10 State House Square	Director and Executive Vice President
Hartford, CT 06103

William L. Lowe	One Orange Way	Director
Windsor, CT 06095

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478

Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

William Wilcox	One Orange Way	Chief Compliance Officer
Windsor, CT 06095

Ernest C’Debaca	7337 E Doubletree Ranch Road	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

William A. Evans	10 State House Square	Vice President
Hartford, CT 06103

Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Name	Principal Business Address	Positions and Offices with Underwriter

Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

David S. Pendergrass	7337 E Doubletree Ranch Road	Vice President and Treasurer
Scottsdale, AZ 85258

Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

G. Stephen Wastek	7337 E Doubletree Ranch Road	Assistant Secretary
Scottsdale, AZ 85258

Bruce Kuennen	1475 Dunwoody Drive	Attorney-in-Fact
West Chester, PA 19380-1478

(c)
	2008 Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$603,785,462	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional

Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania, on the 18th day of August, 2009.

SEPARATE ACCOUNT B
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:	_______________
Thomas J. McInerney*
President, Director and Chairman (principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on August 18, 2009.

Signatures	Titles

___________________President, Director and Chairman
Thomas J. McInerney*	(principal executive officer)

Senior Vice President and Chief Accounting Officer
Steven T. Pierson*

Director, Executive Vice President and Chief Financial Officer
David A. Wheat*

Director
Bridget M. Healy*

Director
Donald W. Britton*

Director
Catherine H. Smith*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(13)	Powers of Attorney	EX-99.B13